DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2018
Disclosure of description of business and general [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1 -        DESCRIPTION OF BUSINESS AND GENERAL

A.         Description of Business:

G. Willi-Food International Ltd. ("the Company") was incorporated in Israel in January 1994 and is engaged in the import, export, marketing and distribution of food products. Since May 1997, the Company's shares are listed on the NASDAQ Capital Market.

On November 14 2018, the Board of Directors of the Company decided to take steps in order to enter the non-bank credit field (“credit extension activity”). This activity will be carried out and managed through W.F.D (Import, Marketing and Trading) a wholly-owned and controlled subsidiary of the Company. The activity will be funded from the Group’s own resources and will be carried out in parallel to the existing activity of importing, marketing and distributing food products.

The Company is a subsidiary of Willi-Food Investments Ltd. ("the Parent Company"). The shares of the Parent Company are registered for trade on the Tel-Aviv Stock Exchange.

B.	Definitions:

The Company	-	G. WILLI‑FOOD INTERNATIONAL LTD.

The Group	-	The Company and its Subsidiaries, a list of which is presented in Note 5.

Subsidiaries	-	Companies that are controlled by the Company (as defined in IAS 27) and whose accounts are consolidated with those of the Company.

Related Parties	-	As defined in IAS 24.

NIS	-	New Israeli Shekel.

CPI	-	The Israeli consumer price index.

US Dollars or $	-	The U.S. dollar.

Euro	-	The United European currency.